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 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- NOVEMBER
                                     5, 2010

FUND (PROSPECTUS AND SAI EFFECTIVE DATE)                                PROSPECTUS FORM #  SAI FORM #
Variable Portfolio - Marsico Growth Fund (4/14/10)                          S-6546-99       S-6546-20


The following changes are hereby made to the Fund's prospectus:

The information under the section titled "Fund Management -- Subadviser: Marsico Capital Management, LLC" is replaced in its entirety with the following:

PORTFOLIO MANAGERS                     TITLE                                   MANAGED FUND SINCE
-------------------------------------------------------------------------------------------------
Thomas F. Marsico                      CEO, CIO and Portfolio Manager          May 2010
A. Douglas Rao                         Senior Analyst and Portfolio Manager    May 2010
Coralie Witter, CFA                    Senior Analyst and Portfolio Manager    November 2010


The description of the Portfolio Managers responsible for the Fund's day-to-day management as described under the caption "Portfolio Management" in the More Information about the Fund section is replaced in its entirety with the following:

Portfolio Managers: The portfolio managers responsible for the day-to-day portfolio management of the Fund are:

Thomas F. Marsico, Portfolio Manager
- Managed the Fund since 2010
- Chief Executive Officer and Chief Investment Officer of Marsico Capital
- Founded Marsico Capital in 1997
- Began investment career in 1986
- BA, University of Colorado; MBA, University of Denver

A. Douglas Rao, Senior Analyst and Portfolio Manager
- Co-managed the Fund since 2010
- Joined Marsico Capital in 2005
- Prior to joining Marsico Capital, he was Senior Vice President and Financial Services Analyst for U.S. equities at Trust Company of the West.
- Began investment career in 2000
- BA, University of Virginia; MBA, University of California, Los Angeles

Coralie Witter, CFA, Senior Analyst and Portfolio Manager
- Co-managed the Fund since November 2010
- Joined Marsico Capital in 2004
- Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity Research
- Began investment career in 1997
- BA, University of Colorado

The following changes are hereby made to Table 5 Portfolio Managers in the Fund's SAI:

PORTFOLIO MANAGERS. The following table provides information about the funds' portfolio managers as of Dec. 31, 2009.

                           TABLE 5. PORTFOLIO MANAGERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                 OTHER ACCOUNTS MANAGED
                                       -----------------------------------------------------------           POTENTIAL
                                                               APPROXIMATE TOTAL     PERFORMANCE   OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE         NET ASSETS            BASED       OF FUND      OF    STRUCTURE OF
        FUND         PORTFOLIO MANAGER     OF ACCOUNT(a)     (excluding the fund)    ACCOUNTS(b)   SHARES(c)  INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Variable Portfolio - MARSICO CAPITAL:
                     --------------------------------------------------------------------------------------------------------------
Marsico Growth Fund  Thomas F. Marsico 31 RICs               $20.48 billion       0 other accounts None         (9)         (I)
                                       17 PIVs               $2.47 billion
                                       133 other accounts(f) $14.83 billion
                     --------------------------------------------------------------------------------------------------------------
                     A. Douglas Rao    1 RICs                $37.0 million
                     --------------------------------------------------------------------------------------------------------------
                     Coralie Witter*   None                  None
-----------------------------------------------------------------------------------------------------------------------------------


(a) RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(f) Reflects each wrap program and model account strategy as a single client, rather than counting each participant in the program as a separate client.

 *      Portfolio manager reporting is provided as of September 30, 2010.

--------------------------------------------------------------------------------
S-6546-4 A (11/10)

POTENTIAL CONFLICTS OF INTEREST

(9) MARSICO: As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers.

   The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies. Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition,

   Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

STRUCTURE OF COMPENSATION

(I) MARSICO: The compensation package for portfolio managers of Marsico is structured as a combination of base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees. Portfolio manager compensation comes solely from Marsico. In addition, Marsico's portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns Marsico, and may receive distributions (such as earnings and losses) on those equity interests.

   As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager's abilities. To encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager's performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager's leadership within Marsico's investment team, contributions to Marsico's overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Valid until next update.
S-6546-4 A (11/10)